DESCRIPTION OF THE PLAN - Participant Investment Options and Forfeitures (Details) - TD 401(k) Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Percentage of limitation on investments in shares of employer entity	20.00%
Number of consecutive one-year breaks in service for forfeiture	5
Forfeited non-vested accounts from terminated employees	$ 1,568,025	$ 1,017,079
Reduction in employer contributions from forfeited accounts	$ 1,826,255	$ 1,002,070